Fixed Assets	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Fixed Assets
7.	FIXED ASSETS

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
	(In millions)
Computer equipment	18,354	26,186	3,809
Office building	4,003	4,168	606
Office building related facility, machinery and equipment	1,956	2,168	315
Vehicles	80	190	28
Office equipment	690	813	118
Leasehold improvements	341	352	51
Construction in progress	680	720	105

	26,104	34,597	5,032
Accumulated depreciation and impairment	(13,629)	(16,694)	(2,428)

	12,475	17,903	2,604

The Company entered into capital leases for certain computer servers and equipment. The gross amount and the accumulated depreciation of these servers and equipment were RMB198 million and RMB198 million, respectively, as of December 31, 2017 and RMB201 million (US$29 million) and RMB201 million (US$29 million), respectively, as of December 31, 2018.

Depreciation expense of the fixed assets, including assets under capital leases, was RMB3.4 billion, RMB3.8 billion and RMB3.7 billion (US$536 million) for the years ended December 31, 2016, 2017 and 2018, respectively. The Company recognized impairment charges on fixed assets of nil, RMB70 million and nil for the years ended December 31, 2016, 2017 and 2018, respectively.